Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories

Inventories
($ millions)	December 31, 2018	December 31, 2017
Crude oil, natural gas and NGL	445	539
Refined petroleum products	435	548
Trading inventories measured at fair value less costs to sell	200	237
Materials, supplies and other	152	189
End of year	1,232	1,513